Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets	6 Months Ended
Jun. 30, 2018
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Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets

22. ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS

Securitisations and covered bonds

As described in Note 16 to the Consolidated Financial Statements in the 2017 Annual Report, Santander UK plc and certain of its subsidiaries issue securitisations and covered bonds. At 30 June 2018, there were £35,253m (2017: £36,512m) of gross assets in these secured programmes, £502m (2017: £1,091m) of these related to internally retained issuances and were available for creating collateral which could in the future be used for liquidity purposes.

At 30 June 2018, total notes issued externally from secured programmes (securitisations and covered bonds) increased to £20,707m (2017: £19,907m), including gross issuance of £3,375m (H117: £1,000m) and redemptions of £2,318m (H117: £3,538m). At 30 June 2018, a total of £4,006m (2017: £4,359m) of notes issued under securitisation and covered bond programmes had also been retained internally, a proportion of which had been used as collateral for raising funds via third party bilateral secured funding transactions, which totalled £1,834m at 30 June 2018 (2017: £1,834m), or for creating collateral which could in the future be used for liquidity purposes.